Derivative Financial Instruments (Changes In AOCI Relating To Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	$ 33.8	$ (18.1)	$ (7.1)
Total income statement impact	33.8	(18.1)	(7.1)
Derivatives - effective portion recorded in OCI	128.4	112.4	16.4
Total change in OCI for the period	94.6	130.5	23.5
Foreign Currency Forward Contracts - Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income			0.7
Total income statement impact			0.7
Derivatives - effective portion recorded in OCI		0.2	0.6
Total change in OCI for the period		0.2	(0.1)
Foreign Currency Forward Contracts - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	33.8	(18.1)	(7.7)
Total income statement impact	33.8	(18.1)	(7.7)
Derivatives - effective portion recorded in OCI	128.4	111.1	5.8
Total change in OCI for the period	$ 94.6	129.2	13.5
Cross Currency Swaps - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income			(0.1)
Total income statement impact			(0.1)
Derivatives - effective portion recorded in OCI		1.1	10.0
Total change in OCI for the period		$ 1.1	$ 10.1